Financial Risks - Credit risk accounts receivable (Details) kr in Thousands	12 Months Ended
Dec. 31, 2022 SEK (kr)
Accounts receivable
Net accounts receivable	kr 71,825
Credit risk
Accounts receivable
Gross accounts receivable	79,873
Provisions, expected credit losses	(1,170)
Net accounts receivable	78,703
Maturity structure accounts receivable
Accounts receivable, not yet due	79,873
Provisions, expected credit losses	(1,170)
Net book value	78,703
Provisions for expected credit losses
This years provisions	(1,170)
Closing balance, expected credit loss provisions	kr 1,170